RESTATEMENT (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Summary of Restatement on Financial Statements

 The following table summarizes the correction in each affected financial statements line item for each period pretend:

	As previously reported	The influence of restatement	As restated
	In US Dollars
Additional paid in capital	3,119,342	186,000	3,305,342
Accumulated deficit	(2,265,372)	(186,000)	(2,451,372)

The effect of the restatement for the year 2014 on income state:

	As previously reported	The influence of restatement	As restated
	In US Dollars
General and administrative	65,113	186,000	251,113